Schedule of changes in the provision for tax, social security, labor, civil and environmental risks (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accrued liabilities, ending	R$ 574,352	R$ 635,388
Additions	51,302
Accrued charges	59,380
Net utilization of reversal	(176,621)
Acquisition of Elizabeth	372,123
Tax [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, ending	111,572	134,645
Additions	2,296
Accrued charges	5,942
Net utilization of reversal	(36,214)
Acquisition of Elizabeth	4,903
Social Security [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, ending	1,270	8,170
Additions	17
Accrued charges	25
Net utilization of reversal	(6,942)
Labor [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, ending	304,744	328,334
Additions	38,171
Accrued charges	30,929
Net utilization of reversal	(92,690)
Civil [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, ending	139,824	151,776
Additions	3,264
Accrued charges	21,261
Net utilization of reversal	(36,477)
Environmental [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, ending	16,942	R$ 12,463
Additions	7,554
Accrued charges	1,223
Net utilization of reversal	R$ (4,298)